Company Background (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 07, 2014	Jan. 03, 2014	May. 31, 2006	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2013	Dec. 31, 2009	Dec. 31, 2008
Issuance of common stock, shares	6,276,960
Issuance of preferred stock	6,276,960
Ownership interest										100.00%
Proceeds from issuance of common stock and warrants	$ 3,923,100
Warrants issued	6,276,960	3,321,600
Warrants term	5 years	5 years							5 years
Warrant exercise price per share	$ 0.625	$ 0.625							$ 0.625
Outstanding principal amount of notes payable		$ 2,076,000							$ 8,489,036
Outstanding principal notes repaid in full											$ 500,000	$ 55,000
Shares of Common Stock issued upon conversion of notes payable	3,353,437	3,353,437							14,446,777
Warrants issued upon conversion of notes payable (issued Jan. 03, 2014)		3,321,600							14,446,777
Stock options cancelled	15,290,486
Exercise price of cancelled option	$ 0.07
Stock options issued in substitution of cancelled options	6,889,555
Stock options issued in substitution of cancelled options, price per share	$ 0.155
Additional stock options issued purchase number of common stock	20,867,266
Additional stock options issued purchase number of common stock, price per share	$ 0.625
Net losses				$ 584,265	$ 2,021,070	$ 1,700,420	$ 13,305,999	$ 16,994,625	$ 4,361,165
Accumulated deficit				51,592,702		51,592,702		$ 49,892,282	$ 32,897,657
Additional capital through future equity and debt securities issuances				$ 1,125,000		$ 1,125,000
Common Stock [Member]
Issuance of common stock, shares			9,447,100					6,276,960
Net losses
Preferred Series C [Member]
Issuance of preferred stock			13,859,324
Preferred Series A [Member]
Issuance of preferred stock			14,440,920
Preferred Series B [Member]
Issuance of preferred stock			11,113,544
Preferred Series C [Member]
Issuance of preferred stock issued additional			704,225